Basis of Preparation (Tables)	6 Months Ended
Jun. 30, 2025
Basis of Preparation [Abstract]
Schedule of Significant Foreign Currencies

Closing exchange rates for the most significant foreign currencies relative to US$:

		Geographical	Reporting	June 30,	December 31,	June 30,	January 1,
Currency		area	entities	2025	2024	2024	2024
US$	Dollar	United States	2	1.0000	1.0000	1.0000	1.0000
CHF	Swiss Franc	Switzerland	2	1.2609	1.1016	1.1125	1.1880
EUR	Euro	Europe	1	1.1783	1.0355	1.0722	1.0943

Average exchange rates for the year for the most significant foreign currencies relative to US$:

				Six months ended
		Geographical	Reporting	June 30,	June 30,
Currency		area	entities	2025	2024
US$	Dollar	United States	2	1.0000	1.0000
CHF	Swiss Franc	Switzerland	2	1.1598	1.1245
EUR	Euro	Europe	1	1.0919	1.0814